RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Balances and Transactions with related parties
a.	Balances with related parties:

	December 31,
	2020	2019

Convertible notes	$-	$4,746

b.	Transactions with related parties:

	2020	2019	2018
Amounts charged to:

General and administrative expenses	$370	$210	$168

Interest expense on convertible notes	$251	$351	$313